Derivative Instruments and Hedging Activities - Outstanding Interest Rate Swap Agreements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Offsetting [Abstract]
Weighted average pay rate	3.00%	3.30%
Weighted average receive rate	0.20%	0.30%
Weighted average maturity in years	7 years 7 months 6 days	7 years 1 month 6 days
Unrealized gain (loss) relating to interest rate swaps		$ (1,344)